Provisions - Present Value of Obligations (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits
Current service cost	$ 273	$ 147	$ 157
Duration of defined benefit obligation	13 years 4 months 6 days
Present value of defined benefit obligation
Employee benefits
Present value of the obligations at beginning of year	$ 8,396	6,518
Current service cost	273	147
Interest cost	582	585
Benefits paid	(1,071)	(983)
Actuarial (gains)/losses	1,413	2,129
Other	(65)
Present value of the obligations at end of year	$ 9,528	$ 8,396	$ 6,518